Description of the Plan - Contributions (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Percentage of annual contribution	75.00%	75.00%
Employer contribution percentage	50.00%	50.00%
Profit sharing contributions	$ 0	$ 0
Accrued discretionary contributions	$ 10,539,847	$ 11,083,757
Maximum
Description of the Plan
Participant compensation	6.00%	6.00%